Subsequent Events (Details) - USD ($)		9 Months Ended	12 Months Ended
	Feb. 16, 2023	Sep. 30, 2023	Dec. 31, 2022	Feb. 28, 2023	Dec. 16, 2022	Jul. 13, 2021
Subsequent Event [Line Items]
Sale of stock exercise price				$ 13.175		$ 0.65875
Net proceeds from sale of common stock		$ 14,931,171	$ 1,300,000
Number of warrants purchased		15,625		9,962		199,241
Underwriter warrants term		5 years		5 years		5 years
Sale of stock exercise price				$ 13.175		$ 0.65875
Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Aggregate of direct offering	142,315
Sale of stock exercise price					$ 0.65875
Net proceeds from sale of common stock	$ 1,200,000
Number of warrants purchased					199,241
Underwriter warrants term					5 years
Sale of stock exercise price					$ 0.65875
Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate of direct offering	2,846,300
Sale of stock exercise price	$ 0.527
Net proceeds from sale of common stock	$ 1,300,000
Sale of stock exercise price	$ 0.527
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Aggregate of direct offering	2,846,300
Sale of stock exercise price	$ 0.527
Gross proceeds	$ 1,500,000
Net proceeds from sale of common stock	$ 1,300,000
Sale of stock exercise price	$ 0.527